Derivative financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Breakdown of fair value amount of derivative financial instruments [Abstract]
Loss on cash flow hedges	$ 14,529	$ 14,146
Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	7,540		$ 5,230
Liabilities	$ 335,396		298,744
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 1,276		1,619
Liabilities	335,396		298,744
Loss on cash flow hedges	(14,500)	$ (14,200)
After-tax result accumulated in equity	43,900		73,800
Foreign Exchange Derivative Instruments [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	6,264		3,610
Liabilities	$ 0		$ 0